401(k) Savings Plan (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2021	Jul. 02, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
401(k) Savings Plan (Details) [Line Items]
Employees salary deferral	100.00%	100.00%
Employees compensation	1.00%	1.00%
Salary deferral	50.00%	50.00%
Contribution amount (in Dollars)			$ 0.4	$ 0.4	$ 1.3	$ 1.1	$ 1.4	$ 1.6
Minimum [Member]
401(k) Savings Plan (Details) [Line Items]
Employees compensation	1.00%	1.00%
Maximum [Member]
401(k) Savings Plan (Details) [Line Items]
Employees compensation	6.00%	6.00%